Offerings - Offering: 1	Mar. 17, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	20,737,061
Proposed Maximum Offering Price per Unit	1.26
Maximum Aggregate Offering Price	$ 26,128,696.86
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,608.37
Offering Note	(1) All the shares of Common Stock being registered hereby are offered for the account of the selling stockholders. (2) Pursuant to Rule 457(c) under the Securities Act of 1933, as amended, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $1.26, which is the average of the high and low prices of the registered shares as reported on the Nasdaq Stock Market LLC as of March 12, 2026.